CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenue (including revenue from related parties of RMB 34,619, RMB 6,567 and nil for 2021, 2022 and 2023, respectively)	¥ 5,466,873	$ 769,993	¥ 3,271,414	¥ 1,780,490
Operating costs and expenses:
Facilitation and servicing	(2,011,553)	(283,321)	(565,227)	(320,466)
Other cost of sales | ¥				(15,467)
Sales and marketing	(1,538,913)	(216,751)	(1,081,382)	(659,291)
General and administrative	(214,856)	(30,262)	(194,039)	(165,150)
Research and development	(296,317)	(41,735)	(216,694)	(143,733)
Allowance for uncollectible receivables, contract assets, loans receivable and others	(72,764)	(10,249)	(32,053)	(44,427)
Total operating costs and expenses	(4,134,403)	(582,318)	(2,089,395)	(1,348,534)
Income from operations	1,332,470	187,675	1,182,019	431,956
Gain from de-recognition of liabilities	280,231	39,469	117,021	138,043
Loss from disposal of subsidiaries	(2,012)	(283)		(2,363)
Impairment of long-term investments	(91,236)	(12,850)	(15,078)
Interest (expense) income, net	12,895	1,816	281	(1,117)
Other income, net	14,834	2,089	43,447	16,952
Income before income taxes and share of gain from equity method investments	1,547,182	217,916	1,327,690	585,834
Income tax expense	(247,616)	(34,876)	(155,398)	(125,724)
Share of gain (loss) from equity method investments	(1,990)	(280)	7,940	7,651
Net income	1,297,576	182,760	1,180,232	467,761
Net loss attributable to non-controlling interest	(43)	(6)	574	(4,325)
Net income attributable to Jiayin Group Inc.	¥ 1,297,619	$ 182,766	¥ 1,179,658	¥ 472,086
Net income per share:
Basic net income per share | (per share)	¥ 6.06	$ 0.85	¥ 5.48	¥ 2.18
Diluted net income per share | (per share)	¥ 6.06	$ 0.85	¥ 5.48	¥ 2.18
Weighted average shares used in calculating net income per share:
- Basic	213,996,233	213,996,233	215,259,640	216,100,000
- Diluted	213,996,233	213,996,233	215,259,640	216,100,000
Net income	¥ 1,297,576	$ 182,760	¥ 1,180,232	¥ 467,761
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(7,133)	(1,005)	14,802	(5,229)
Comprehensive income	1,290,443	181,755	1,195,034	462,532
Comprehensive (loss) income attributable to non-controlling interests	(99)	(14)	534	(4,417)
Comprehensive income	¥ 1,290,542	$ 181,769	¥ 1,194,500	¥ 466,949